Segment Reporting - Capital Expenditures by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Costs incurred for dry dockings	$ 21,447	$ 16,025